Property and Equipment (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Depreciation and amortization expense
Depreciation and amortization expense	$ 228,963	$ 237,248	$ 441,217	$ 461,143	$ 907,687	$ 956,101	$ 905,987
Decrease in depreciation and amortization expenses					40,000
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization expense	197,352	206,314	378,003	398,067	783,310	810,945	739,266
Satellites
Depreciation and amortization expense
Depreciation and amortization expense	15,262	15,261	30,523	30,522	$ 61,045	68,984	108,682
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator | item					12
Owned Satellites | item					1
Number of satellites utilized under operating lease | item					9
Number of satellites utilized under capital lease | item					2
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization expense	$ 16,349	$ 15,673	$ 32,691	$ 32,554	$ 63,332	$ 76,172	$ 58,039